EXHIBIT 99.1

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	2	Payment Date	April 16, 2012
Collection Period	March, 2012

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2012-A Reference Pool Balance	$1,364,977,744.42	$1,346,678,695.07	$1,326,354,970.59	0.9717045
Total Note Balance	1,175,250,000.00	1,156,950,950.65	1,136,627,226.17	0.9671365

Total Overcollateralization	$189,727,744.42	$189,727,744.42	$189,727,744.42

2012-A Exchange Note Balance	1,211,597,938.14	1,193,298,888.79	1,172,975,164.31	0.9681225
2012-A Exchange Note Overcollateralization	$153,379,806.28	$153,379,806.28	$153,379,806.28

Overcollateralization	Beginning of Period	End of Period
2012-A Reference Pool Balance as a % of Total Note Balance	116.40%	116.69%
2012-A Reference Pool Balance as a % of 2012-A Exchange Note Balance	112.85%	113.08%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.35765%	$181,530,000.00	$163,230,950.65	$142,907,226.17	0.7872375
Class A-2 Notes	0.63000%	426,000,000.00	426,000,000.00	426,000,000.00	1.0000000
Class A-3 Notes	0.85000%	427,000,000.00	427,000,000.00	427,000,000.00	1.0000000
Class A-4 Notes	1.03000%	86,120,000.00	86,120,000.00	86,120,000.00	1.0000000
Class B Notes	1.61000%	54,600,000.00	54,600,000.00	54,600,000.00	1.0000000

Total		$1,175,250,000.00	$1,156,950,950.65	$1,136,627,226.17	0.9671365

	Principal Payments		Interest Payments			Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$20,323,724.48	$111.96	$51,892.93	$0.29	$20,375,617.41	$112.25
Class A-2 Notes	0.00	0.00	223,650.00	0.53	223,650.00	0.53
Class A-3 Notes	0.00	0.00	302,458.33	0.71	302,458.33	0.71
Class A-4 Notes	0.00	0.00	73,919.67	0.86	73,919.67	0.86
Class B Notes	0.00	0.00	73,255.00	1.34	73,255.00	1.34

Total	$20,323,724.48	$17.29	$725,175.93	$0.62	$21,048,900.41	$17.91

II. POOL INFORMATION

2012-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,560,338,434.25	$1,346,678,695.07	$872,139,022.33
Change	(25,000,425.22)	(20,323,724.48)	577,214.04

End of Period	$1,535,338,009.03	$1,326,354,970.59	$872,716,236.37
Residual Portion of Securitization Value as % of Securitization Value at end of period			65.80%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	56,767	150	56,617	245	56,372

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				23.6	22.7

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	2	Payment Date	April 16, 2012
Collection Period	March, 2012

Delinquent Leases	Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent	305	$6,989,278.84	0.53%
61 - 90 Days Delinquent	15	365,110.02	0.03%
91 - 120 Days Delinquent	0	0.00	0.00%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	320	$7,354,388.86	0.55%

	Current Period	Cumulative
Prepayment Speed	0.39%	0.32%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$21,935,086.46
plus: Payoffs	4,771,023.02
plus: Other (including extension fees, excess charges, etc.)	93,585.70
minus: Payaheads	(698,668.38)
plus: Payahead Draws	599,289.86
plus: Advances	870,627.95
minus: Advance Reimbursement Amounts	(946,107.68)
plus: Administrative Removal Amounts	118,514.69
plus: Net Auction Proceeds	933,052.96
plus: Recoveries	0.00

Total Collections	$27,676,404.58

Reserve Account Balance Beginning of Period	19,452,631.05

Total Collections Plus Reserve	$47,129,035.63

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,122,232.25	$1,122,232.25	$46,006,803.38	$0.00
2012-A Exchange Note Interest Payment	1,718,350.40	1,718,350.40	44,288,452.98	0.00
2012-A Exchange Note Principal Payment	20,323,724.48	20,323,724.48	23,964,728.50	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	23,964,728.50	0.00
Reserve Account Deposit	34,124,443.61	23,964,728.50	0.00	(10,159,715.11)
Shared Amounts	0.00	0.00	0.00	0.00
Remaining Funds Released to Borrowers	0.00	0.00	0.00	0.00

Total	$57,288,750.74	$47,129,035.63	$0.00	$(10,159,715.11)

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	2	Payment Date	April 16, 2012
Collection Period	March, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2012-A Exchange Note Interest Payment	$1,718,350.40
2012-A Exchange Note Principal Payment	20,323,724.48
Shortfall Payment (to cover Notes)	0.00

Total	$22,042,074.88

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$22,042,074.88	$0.00
Administration Fee	9,641.26	9,641.26	22,032,433.62	0.00
Class A-1 Interest	51,892.93	51,892.93	21,980,540.69	0.00
Class A-2 Interest	223,650.00	223,650.00	21,756,890.69	0.00
Class A-3 Interest	302,458.33	302,458.33	21,454,432.36	0.00
Class A-4 Interest	73,919.67	73,919.67	21,380,512.69	0.00

Total Class A Interest	651,920.93	651,920.93		0.00
First Priority Principal Payment	0.00	0.00	21,380,512.69
Class B Interest	73,255.00	73,255.00	21,307,257.69	0.00
Second Priority Principal Payment	0.00	0.00	21,307,257.69
Regular Principal Payment	20,323,724.48	20,323,724.48	983,533.21	0.00
Reserve Account Deposit	10,159,715.11	983,533.21	0.00	(9,176,181.90)
Additional Trustee Fees and Expenses	0.00	0.00	0.00	0.00
Remaining Funds to Holder of Residual Interest	0.00	0.00	0.00	0.00

Total	$31,218,256.78	$22,042,074.88	$0.00	$(9,176,181.90)

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,649,586.67
plus: Additional Advances	870,627.95
minus: Advance Reimbursement Amounts	(946,107.68)

End of Period Advance Balance	$2,574,106.94

Payaheads
Beginning of Period Payahead Balance	$1,953,552.35
plus: Additional Payaheads	698,668.38
minus: Payahead Draws	(599,289.86)

End of Period Payahead Balance	$2,052,930.87

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$19,452,631.05
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	4,512,097.45

Reserve Balance after Deposit from Exchange Note	$23,964,728.50
plus: Reserve Deposit from Note Distributions	983,533.21

End of Period Reserve Account Balance	$24,948,261.71

Memo: Required Reserve Amount	$34,124,443.61
Reserve Shortfall	($9,176,181.90)

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	2	Payment Date	April 16, 2012
Collection Period	March, 2012

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	196	330	$4,327,057.28	$7,291,515.02
Standard Terminations	1	1	18,118.62	18,118.62

Total Retained	197	331	$4,345,175.90	$7,309,633.64

Returned Vehicles
Early Terminations	39	47	$842,412.29	$1,013,126.89
Standard Terminations	0	0	0.00	0.00

Total Returned	39	47	$842,412.29	$1,013,126.89

Charged Off Leases / Repossessed Vehicles	5	6	$113,345.65	$130,923.31
Removals by Servicer and Other	4	11	118,514.69	279,822.65

Total Terminations	245	395	$5,419,448.53	$8,733,506.49

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			15.92%	11.90%
Early Termination Rate (Early Terminations / Total Terminations)			95.92%	95.44%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$4,905,623.93
plus: Payahead draws			40,797.88
minus: Unreimbursed Advances			(11,065.68)
minus: Securitization Value of Retained Vehicles			(4,345,175.90)

Total	197	331	$590,180.23	$1,014,585.03
Gain (Loss) Per Retained Vehicle			$2,995.84	$3,065.21

Gain (Loss) on Returned Vehicles
Customer Payments			$133,582.67
plus: Net Auction Proceeds			$777,843.12
plus: Payahead Draws			13,143.13
minus: Unreimbursed Advances			(3,421.55)
minus: Securitization Value of Returned Vehicles			(842,412.29)

Total	39	47	$78,735.08	$101,530.62
Gain (Loss) Per Returned Vehicle			$2,018.85	$2,160.23

Credit Gain (Loss) Charged Off / Repossessed Vehicles	5	6	$(10,384.40)	$(13,778.76)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(2,076.88)	$(2,296.46)

Gain (Loss) on Removals by Servicer and Other	4	11

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$249.61	$249.61

Total Gain (Loss)	245	395	$658,780.52	$1,102,586.50

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$777,843.12
plus: Excess Wear and Use and Excess Mileage Assessed			5,966.81
minus: Residual Portion of Securitization Value			(651,518.07)

Total	39	47	$132,291.86	$154,032.18
Residual Gain (Loss) Per Returned Vehicle			$3,392.10	$3,277.28

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	2	Payment Date	April 16, 2012
Collection Period	March, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer